Capital Disclosures (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Capital Comprises Net Debt and Equity

The Company’s capital comprises net debt and equity:

	December 31, 2018	December 31, 2017
Total bank debt	$37,859	$38,640
Less cash and cash equivalents	(11,920)	(7,091)

Net debt	25,939	31,549
Total equity	100,696	81,043

	$126,635	$112,592